Expense Example - Loomis Sayles Global Allocation Portfolio	Apr. 30, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 80
Expense Example, with Redemption, 3 Years	251
Expense Example, with Redemption, 5 Years	438
Expense Example, with Redemption, 10 Years	977
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	330
Expense Example, with Redemption, 5 Years	573
Expense Example, with Redemption, 10 Years	$ 1,270